Convertible Promissory Note and Warrant Purchase Agreement	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Convertible Promissory Note and Warrant Purchase Agreement
7.	Convertible Promissory Note and Warrant Purchase Agreement

In November 2015, the Company entered into a convertible promissory note (the “Promissory Note” or “Notes”) and warrant purchase agreement with three investors, including two holders of the Company’s convertible preferred stock, which includes the issuance of Notes in the aggregate principal amount of $6.0 million and the issuance of warrants to purchase equity securities. The Promissory Note bears simple interest of 6.0% per annum and is due on March 31, 2016. In the event that the Company consummates a qualified equity financing, which is defined as a financing that results in total proceeds of not less than $25.0 million by March 31, 2016, the outstanding balance on the Promissory Note plus unpaid accrued interest is automatically converted into common stock or preferred stock sold in the Company’s qualified equity financing. In the event that the Company consummates a public offering, (“PO”), including a reverse Merger by March 31, 2016, the outstanding balance on the Promissory Note plus unpaid accrued interest is automatically converted into common stock of the Company. In the event that 50% of the voting power of the Company’s stockholders is transferred in a transaction or series of transactions prior to March 31, 2016, the Company will repay the investors 120% of the outstanding principal plus unpaid accrued interest upon such event.

The warrants entitle each investor to purchase equity securities for a number of shares equal to 15% of the principal borrowed from such investor including unpaid accrued interest, in the event that the Company consummates a qualified equity of financing or consummates a PO by February 28, 2016, divided by the per share price of the equity securities sold in the Company’s qualified equity financing, with an exercise price of $0.01 for each share of equity securities purchased under the warrants or 17.5% of the principal borrowed from such investor including unpaid accrued interest, in the event that the Company does not consummate a PO by February 28, 2016, divided by the per share price of the equity securities sold in the Company’s qualified equity financing, with an exercise price of $0.01 for each share of equity securities purchased under the warrants. If the qualified equity financing or next equity financing, which is defined as a financing that results in total proceeds to the Company of not less than $1.0 million does not occur prior to January 1, 2017, the warrants will entitle each investor to purchase equity securities for a number of shares equal 17.5% as explained above of the principal borrowed from such investor including unpaid accrued interest, divided by the per share price of the Company’s issued Series A-1 convertible preferred stock of $0.58. In the event the Company consummates a PO, including a reverse Merger, by March 31, 2016, the warrants will automatically be net exercised.

The warrants are exercisable for the type of equity securities issued by the Company in a qualified or next financing as described above, or if no qualified or next financing is consummated, then into shares of the Company’s common stock. The warrants have a five-year term expiring in November 2020.

The Company allocated the aggregate proceeds from the Promissory Note first to the warrants based on the warrants’ fair value and then the residual proceeds were allocated to the debt obligation. The fair value of warrants of $884,500 was recorded as a debt discount to be amortized as interest expense over the term of the Note using the effective interest rate method. As discussed in Note 2, the fair value of the warrants was also recorded as a corresponding warrant liability.

The Company incurred debt issuance costs of $21,327 in connection with the Note and Warrant Purchase Agreement. The debt issuance costs are being amortized to interest expense over the term of the Note using the effective interest rate method. The Company recognized $349,759 of interest expense related to the Note for the year ended December 31, 2015.

As of December 31, 2015, the outstanding principal balance under this Note was $6.0 million and the unamortized debt discount was $602,332. See Note 14 for discussion on the subsequent conversion of the Promissory Note into common stock and exercise of warrants in connection with the completion of the Private Placement in March 2016.